Summary of Significant Accounting Policies (Details Textual) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Mar. 21, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Federal depository insurance	$ 250,000
Cash and cash equivalents	814,663	$ 452,275
Total Liabilities	$ 2,243,187	$ 93,234
LightTouch Vein & Laser Inc [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents
Total Liabilities		$ 174,532		$ 148,760
Total Amount Due Related Parties		148,739
Tax Credit Carryforward, Amount		172,200
Tax Credit Carryforward, Deferred Tax Asset		34,940
Tax Credit Carryforward, Valuation Allowance		$ 2,520		$ 3,990